SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,760,650	$ 1,561,665	$ 1,387,666
Long-Lived Assets	528,016	557,490
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	440,521	380,495	350,200
Long-Lived Assets	516,499	537,572
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	495,354	513,557
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,056,916	938,534	819,245
Long-Lived Assets	11,517	19,918
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	974,546	864,475	709,703
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	66,721	64,492	56,712
Asia and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 196,492	$ 178,144	$ 161,509